Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis Of Preparation [Abstract]
Basis of presentation [Text Block]

2 Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") effective as December 31, 2021. The policies set out below were consistently applied to all periods presented.

These financial statements were authorized for issue by the Board of Directors on May 2, 2022.